FEDERATED MUNICIPAL SECURITIES INCOME TRUST

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                   October 29, 2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: FEDERATED MUNICIPAL SECURITIES INCOME TRUST (the "Trust")
            Federated Pennsylvania Municipal Income Fund
            Federated Ohio Municipal Income Fund
            Federated Michigan Intermediate Municipal Trust
            Federated California Municipal Income Fund
            Federated New York Municipal Income Fund
            Federated North Carolina Municipal Income Fund
           1933 Act File No. 33-36729
           1940 Act File No. 811-6165


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of the Prospectuses and Statements of Additional Information dated October 31, 2001, that would have been filed under Rule 497(c), do not differ from the forms of the Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 32 on October 26, 2001.

     If you have any questions regarding this certification, please contact me at (412) 288-7404.

                                                Very truly yours,



                                                /s/ Leslie K. Ross
                                                Leslie K. Ross
                                                Assistant Secretary